Income Taxes - Schedule of Differences Between Income Taxes Computed at the Federal Statutory Rate and the Provision for Income Taxes (FY) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal income tax at statutory rate (as a percent)	21.00%	21.00%	21.00%	35.00%
State and local taxes (as a percent)	(1.50%)	(1.20%)
Nondeductible expenses (as a percent)	0.00%	(1.10%)
Change in valuation allowance (as a percent)	(17.90%)	(13.40%)
Other	(1.60%)	(5.30%)
Effective tax rate (as a percent)	0.00%	0.00%